Transactions and balances with related parties (Schedule of Balances Receivable from and Payable to Related Parties) (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Accounts receivable	$ 52,706	$ 13,925
Loans to related parties, long term	1,008,743	923,257
Total long term	1,657,024	1,571,538
Accounts payable	351,511	241,526
Industrias CH, S.A.B. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	6,073
Ca. Laminadora Vista Hermosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	611
Operadora Compania Mexicana de Tubos, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	848
Accounts payable	6,287	0
Cia Tubos y Perfiles Monterrey, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	3,318
Operadora Perfiles Sigosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	3,452
Accounts payable	3,855	5,850
Operadora Construalco, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	3,320	717
Operadora Industrial de Herramientas, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	411	38
Joist del Golfo, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	12,192	5,105
Ferrovisa, S.A. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	17,762
Other accounts receivable by operation [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	782	5,816
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable		2,250
Loans to related parties	150,233	142,268
Aceros y Laminados Sigosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	4,625	1,853
Industrias CH, S.A.B. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	648,281	648,281
Loans to related parties	858,510	780,989
Accounts payable	214,294	208,223
Perfiles Comeciales Sigosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	1,292	3,632
Holding Protel, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	251	251
Compania Laminadora Vista Hermosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	1,404	1,904
Operadora Pytsa Industrial, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	9,073	8,233
Comercializadora SIGOSA, S.A. de C.V.[Member]
Disclosure of transactions between related parties [line items]
Accounts payable	102,067	0
Compania Manufacturera de Tubos, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	7,377	9,631
Cia. Mexicana de Perfiles y Tubos, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	634
Others [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	$ 352	$ 1,949